[Letterhead of Skadden, Arps, Slate, Meagher & Flom LLP]

August 28, 2017

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	XAI Octagon Floating Rate Income & Credit Alternative Trust

Ladies and Gentlemen:

On behalf of XAI Octagon Floating Rate Income & Credit Alternative Trust (the “Trust”), we are enclosing herewith for filing pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the General Rules and Regulations of the Securities and Exchange Commission (the “Commission”) thereunder, and the Investment Company Act of 1940, as amended, and the General Rules and Regulations of the Commission thereunder, one electronically signed Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-2 (the “Registration Statement”).

A fee of $115.90 to cover the registration fee under the Securities Act was paid in connection with the initial filing of the Registration Statement.

If you have any questions or require any further information with respect to this filing, please call me at (312) 407-0641.

Very truly yours,

/s/ Kevin T. Hardy
Kevin T. Hardy

Enclosure